UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSRs

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-2481

Capital Cash Management Trust
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end:  12/31/12

Date of reporting period: 06/30/13

FORM N-CSRS

ITEM 1.  REPORTS TO STOCKHOLDERS.

CAPITAL CASH MANAGEMENT TRUST

SEMI-ANNUAL
REPORT

JUNE 30, 2013
(unaudited)

CAPITAL CASH MANAGEMENT TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2013 (unaudited)

Cash and Net Assets - 100.0%	$1,001

SHARES OF BENEFICIAL INTEREST:
Original Shares Class:
Shares outstanding (unlimited number of $.01 par value shares authorized)	1,001

Net Asset Value Per Share	$1.00

NET ASSETS CONSIST OF:
Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share	$10
Additional paid-in capital	1,006
Accumulated net realized loss on investments	(15)
$1,001

See accompanying notes to financial statements.

CAPITAL CASH MANAGEMENT TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2013

The Trust had no operations during the period.

See accompanying notes to financial statements.

CAPITAL CASH MANAGEMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year Ended
	June 30, 2013 (unaudited)	December 31, 2012

The Trust had no operations during the periods shown.
NET ASSETS:

Beginning of period	$1,001	$1,001

End of period	$1,001	$1,001

See accompanying notes to financial statements.

CAPITAL CASH MANAGEMENT TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2013
(unaudited)

 Note A- Capital Cash  Management  Trust (the "Trust") is a  Massachusetts  business trust  established on August 20, 1976 as a successor to the  money-market  fund, the  STCM  Corporation,  which  commenced  operations  on  July 8,  1974.  It is registered under the Investment Company Act of 1940 (the “1940 Act") as an open-end investment company.  The Fund ceased operations on December 2, 2003 inasmuch as all shares outstanding, except for 1,001 shares owned by Aquila Management Corporation (which have been subsequently transferred to its wholly-owned subsidiary, Aquila Investment Management LLC) were redeemed by shareholders.  Although the Trust is not conducting a public offering of its shares, it will continue to exist as a Massachusetts Business Trust and maintain its registration as an investment company. Administrative expenses incurred in connection herewith, have been assumed by Aquila Investment Management LLC.

On December 4, 2003, the Board of Trustees approved a change in the Trust’s fiscal year end from June 30th to December 31st.

Note B - Since inception, the Trust has qualified as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies.  The Trust made distributions of income and securities gains sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Note C – Aquila Investment Management LLC has agreed to pay all operating expenses of the Trust.

Proxy Voting Record (unaudited)    As the Trust has ceased operations, the Trust had no portfolio securities.  Therefore, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended  June 30, 2013  with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

CAPITAL CASH MANAGEMENT TRUST
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Six Months Ended June 30, 2013*	Year Ended December 31,
	(unaudited)	2012	*	2011	*	2010	*	2009	*	2008	*
Net asset value, beginning of period	$1.0000	$1.0000		$1.0000		$1.0000		$1.0000		$1.0000
Income from investment
operations:
Net investment income	-	-		-		-		-		-
Less distributions: Dividends from net Investment income	-	-		-		-		-		-

Net asset value,
end of period	$1.0000	$1.0000		$1.0000		$1.0000		$1.0000		$1.0000

Total return	-	-		-		-		-		-
Ratios/supplemental data
Net assets, end of
period (in thousands)	$1	$1		$1		$1		$1		$1

Ratio of expenses
to average net assets	-	-		-		-		-		-

Ratio of net investment
income to average
net assets	-	-		-		-		-		-

The expense and net investment income ratios without the effect of the Administrator's voluntary waiver of fees and the Administrator's expense reimbursement were:

Ratio of expenses
to average net assets	-	-		-		-		-		-

Ratio of net investment
income (loss) to
average net assets	-	-		-		-		-		-

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

Ratio of expenses
to average net assets	-	-		-		-		-		-

*The Trust had no operations during the period.

See accompanying notes to financial statements.

Analysis of Expenses (unaudited)

As a shareholder of the Trust, you may incur ongoing costs, including management fees, and other Trust expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.
The tables below are based on an investment of $1,000 invested on January 1, 2013 and held for the six months ended  June 30, 2013.
Actual Expenses1

This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

For The Six Months Ended June 30, 2013

	Actual Total Return(1)	Beginning Account Value	Ending Account Value	Expenses Paid During the Period2

CAPITAL CASH MANAGEMENT TRUST	-	$1,000.00	$1,000.00	-

1 The Trust did not have any operations during the period.
2 The Trust did not incur any expenses during the period (note C).

Analysis of Expenses (unaudited) (continued)
Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

For The Six Months Ended June 30, 2013

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Expenses Paid During the Period(1)

CAPITAL CASH MANAGEMENT TRUST	5.00%	$1,000.00	$1,025.00	-

(1) The Trust did not incur any expenses during the period (note C).

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange
Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CAPITAL CASH MANAGEMENT TRUST

By:	/s/ Diana P. Herrmann
Chair, Trustee and President September 5, 2013

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer September 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Chair, Trustee and President September 5, 2013

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer September 5, 2013

CAPITAL CASH MANAGEMENT TRUST

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.